Cover	Mar. 21, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Incorporation, Date of Incorporation	A1
Entity File Number	001-39820
Entity Address, Address Line One	Bodega 19-B Parque Industrial Tibitoc P.H,
Entity Address, Postal Zip Code	N/A
City Area Code	561
Local Phone Number	634-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001819615
Amendment Flag	false
Entity Address, City or Town	Tocancipá - Cundinamarca
Entity Address, State or Province	CO
Common shares without par value
Entity Information [Line Items]
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for 1/30th common share at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for 1/30th common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ